ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES
Payroll and welfare payable	$ 2,911	$ 3,336
Grants related to land use right	2,617	60
Payable to sales and marketing services	2,481	795
Payable to clinical study service	1,392	527
Lease liabilities-current (Note 5)	$ 868	$ 1,061
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued and other current liabilities	Accrued and other current liabilities
Payable to professional consulting service	$ 705	$ 725
Payables related to property, plant and equipment	44	3,288
Value-added tax and other tax payable	150	652
Other	648	519
Accrued and other current liabilities	11,816	10,963
Profit-sharing liability to Juventas (Note 3)	11,821	13,220
Lease liabilities-noncurrent (Note 5)	$ 476	$ 1,105
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities	Other Liabilities
Other Liabilities	$ 12,297	$ 14,325